Contingency and Capital Commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Statement1 [Line Items]
Contractual commitments to acquire property, plant and equipment	¥ 149,009	¥ 9,191
Contractual commitments to acquire intangible assets	¥ 1,474	¥ 179